Management of financial risks, financial instruments, and other risks (Tables)	12 Months Ended
Dec. 31, 2025
Management Of Financial Risks Financial Instruments And Other Risks
Schedule of outstanding balance of financial assets

	2025	2024

Financial assets
Cash and cash equivalents	15,003,643	9,185,742

Securities	1,059,923	665,242
Derivatives	80,748	75,464
Financial assets at fair value through profit or loss	1,140,671	740,706

Securities	12,157,076	9,913,517
Financial assets at fair value through other comprehensive income	12,157,076	9,913,517

Credit card receivables	18,267,904	12,259,276
Loans to customers	9,421,458	5,321,885
Compulsory and other deposits at central banks	9,537,788	6,743,336
Other receivables	1,000,683	1,413,443
Other financial assets	148,777	78,483
Securities	3,141,504	885,418
Financial assets at amortized cost	41,518,114	26,701,841

Other exposures
Unused limits (i)	28,841,327	17,663,606
Credit Commitments	28,841,327	17,663,606
(i)	Unused limits are not recorded in the statement of financial position but are considered in the measurement of the ECL because it represents credit risk exposure.

Schedule of primary sources of funding - by maturity

	2025				2024
Funding Sources	Up to 12 months	Over 12 months	Total	%	Up to 12 months	Over 12 months	Total	%

Bank receipt of deposits (RDB) (i)	31,869,219	135,606	32,004,825	87%	21,402,435	109,409	21,511,844	91%
Borrowings and financing	2,525,443	1,872,773	4,398,216	12%	414,291	1,316,066	1,730,357	7%
Bank certificate of deposit (CDB)	363,783	104,151	467,934	1%	462,407	83,988	546,395	2%
Total	34,758,445	2,112,530	36,870,975	100%	22,279,133	1,509,463	23,788,596	100%
(i)	Considering the earliest date the customer can redeem, which is the worst-case scenario from the perspective of the Group. For liquidity risk management, Nu considers a run-off scenario, according to historical customer behavior.

Schedule of financial assets contractual maturities

	2025
	Carrying amount	Total	Up to 1 month	1 to 3 months	3 to 12 months	Over 12 months

Financial assets
Credit card receivables (i)	18,267,904	19,723,978	7,782,439	6,378,157	5,310,675	252,707
Securities	16,358,503	16,959,426	482,433	2,531,311	1,895,395	12,050,287
Compulsory and other deposits at central banks	9,537,788	9,537,788	9,537,788	-	-	-
Cash and cash equivalents	15,003,643	15,003,643	15,003,643	-	-	-
Loans to customers (i)	9,421,458	14,281,017	1,088,456	2,114,617	5,234,192	5,843,752
Other receivables	1,000,683	1,028,280	427,853	296,134	304,293	-
Other assets	1,403,870	1,403,870	1,403,870	-	-	-
Total Financial Assets	70,993,849	77,938,003	35,726,483	11,320,219	12,744,555	18,146,746

(i)	The cash flows for Credit card receivables and Loans to customers consider only operations that are not overdue.

Schedule of financial liabilities and contractual maturities

	2025
	Carrying amount	Total (iii)	Up to 1 month	1 to 3 months	3 to 12 months	Over 12 months

Financial liabilities
Derivatives	65,969	66,020	19,832	18,846	10,919	16,423
Repurchase agreements	783,837	785,663	525,999	259,664	-	-
Deposits from customers (i)	9,452,342	9,452,342	8,007,913	980,250	383,881	80,298
Bank receipt of deposits (RDB) (ii)	32,004,825	32,957,907	31,248,807	466,094	947,390	295,616
Bank certificate of deposit (CDB)	467,934	515,277	28,556	130,576	227,108	129,037
Payables to credit card network	13,633,823	13,633,972	5,337,904	4,262,348	3,767,619	266,101
Borrowings and financing	4,398,216	4,983,343	87,685	336,237	2,240,707	2,318,714
Total Financial Liabilities	60,806,946	62,394,524	45,256,696	6,454,015	7,577,624	3,106,189
(i)	In accordance with regulatory requirements and in guarantee of these deposits, the Group holds the total amount of US$93,955 in eligible securities composed of Brazilian government bonds as described in note 12b, under a dedicated account within the Central Bank of Brazil as of December 31, 2025 (US$51,128 as of December 31, 2024).
(ii)	Considering the earliest date in which the customer can withdraw the deposit.
(iii)	The total was projected considering the exchange rate of Brazilian Reais, Mexican and Colombian Pesos to US$ as of December 31, 2025.

Schedule of vaR for the entities

VaR	2025	2024

Nu Prudential Conglomerate - Brazil	13	433
Nu Holdings (i)	576	14,528
Nu México	145	651
(i)	Considers only financial assets held directly by Nu Holdings as other subsidiaries do not have significant market risk exposures.

Schedule of mark to market fair value

DV01	2025	2024

Brazilian risk-free curve	(766)	(363)
Turkish risk-free curve	(147)	—
US risk-free curve	(33)	(147)
Mexican risk-free curve	(42)	(2)
Colombia risk-free curve	(257)	(53)